Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of deposits and related interest expense

	2019	2018
	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$2,815,835	$2,758,768
Foreign	730,070	696,072
Total demand non-interest bearing	3,545,905	3,454,840
Savings and interest bearing demand
Domestic	2,477,668	2,531,854
Foreign	790,161	736,383
Total savings and interest bearing demand	3,267,829	3,268,237
Time, certificates of deposit $100,000 or more
Domestic	636,005	590,895
Foreign	827,031	807,486
Less than $100,000
Domestic	302,620	323,377
Foreign	246,644	251,710
Total time, certificates of deposit	2,012,300	1,973,468
Total deposits	$8,826,034	$8,696,545

	2019	2018	2017
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$13,462	$11,029	$5,453
Foreign	2,917	1,735	755
Total savings and interest bearing demand	16,379	12,764	6,208
Time, certificates of deposit $100,000 or more
Domestic	7,804	4,741	3,644
Foreign	9,407	5,798	4,105
Less than $100,000
Domestic	2,232	1,589	1,312
Foreign	1,527	968	675
Total time, certificates of deposit	20,970	13,096	9,736
Total interest expense on deposits	$37,349	$25,860	$15,944

Scheduled maturities of time deposits

Scheduled maturities of time deposits as of December 31, 2019 were as follows:

Total
(in thousands)
2020	$1,848,026
2021	111,775
2022	38,415
2023	13,112
2024	944
Thereafter	28
Total	$2,012,300

Scheduled maturities of time deposits in amounts of $100,000 or more

Total
(in thousands)
Due within 3 months or less	$536,400
Due after 3 months and within 6 months	351,059
Due after 6 months and within 12 months	465,735
Due after 12 months	109,842
$1,463,036